Investments in Associates & Joint Ventures (Narrative) (Details) - Truss LP	Oct. 04, 2018 shares
Disclosure of joint ventures [line items]
Number of shares held	42,500
Proportion of ownership interest in joint venture	42.50%
Molson Coors Canada (the "Partner")
Disclosure of joint ventures [line items]
Number of shares held	57,500
Proportion of ownership interest in joint venture	57.50%